Document And Entity Information (USD $)	3 Months Ended
	Mar. 31, 2012	May 07, 2012	Dec. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Angie's List, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		57,055,281
Entity Public Float			$ 227,600,000
Amendment Flag	false
Entity Central Index Key	0001491778
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 84,570	$ 88,607	$ 9,209
Restricted cash	50	300	300
Accounts receivable, net of allowance for doubtful accounts of $241 and $535 at December 31, 2010 and 2011 $755 at March 31, 2012	5,230	3,937	2,662
Related-party receivable			64
Prepaid expenses and other current assets	15,589	11,835	5,703
Total current assets	105,439	104,679	17,938
Property and equipment, net	4,915	3,883	1,677
Goodwill	415	415	415
Amortizable intangible assets, net	2,027	1,555	1,145
Deferred financing fees, net	813	866	1,426
Total assets	113,609	111,398	22,601
Liabilities and stockholders’ equity (deficit)
Accounts payable	2,804	5,266	3,177
Accrued liabilities	23,848	10,532	6,036
Current maturities of long-term debt			7,267
Total current liabilities	61,346	46,594	36,316
Long-term debt, including accrued interest	14,832	14,820	16,463
Deferred income taxes	158	158	154
Total liabilities	80,527	65,562	56,358
Commitments and contingencies (Note 8)
Stockholders’ equity (deficit):
Common stock, $0.001 par value: 300,000,000 shares authorized, 65,491,897 and 32,953,008 shares issued and 56,933,185 and 28,245,600 shares outstanding at December 31, 2011 and December 31, 2010, respectively; 65,613,993 shares issued and 57,055,281 shares outstanding at March 31, 2012	66	65	33
Additional paid-in-capital	236,645	235,950	85,453
Treasury stock, at cost: 8,558,712 shares of common stock at December 31, 2011; 4,349,592 shares of common stock and 204,136 shares of convertible preferred stock at December 31, 2010; 8,558,712 shares of common stock at March 31, 2012	(23,719)	(23,719)	(1,822)
Accumulated deficit	(179,910)	(166,460)	(117,423)
Total stockholders’ equity (deficit)	33,082	45,836	(33,757)
Total liabilities and stockholders’ equity (deficit)	113,609	111,398	22,601
Deferred membership revenue [Member]
Liabilities and stockholders’ equity (deficit)
Deferred revenue, current	18,293	17,153	11,648
Deferred revenue, noncurrent	3,919	3,751	3,164
Deferred advertising revenue [Member]
Liabilities and stockholders’ equity (deficit)
Deferred revenue, current	16,401	13,643	8,188
Deferred revenue, noncurrent	272	239	261
Convertible Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock value			2
Total stockholders’ equity (deficit)			2
Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock value

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts (in Dollars)	$ 755	$ 535	$ 241
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	65,613,993	65,491,897	32,953,008
Common stock, shares outstanding	57,055,281	56,933,185	28,245,600
Convertible Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)			$ 0.001
Preferred stock, shares authorized			2,789,719
Preferred stock, shares issued			2,270,621
Preferred stock, shares outstanding			2,066,485
Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock [Member]
Treasury stock, at cost	8,558,712	8,558,712	4,349,592
Convertible Preferred Stock [Member]
Treasury stock, at cost			204,136

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Membership	$ 9,975	$ 7,033	$ 33,815	$ 25,149	$ 20,434
Service provider	21,119	10,595	56,228	33,890	25,166
Total revenue	31,094	17,628	90,043	59,039	45,600
Operating expenses
Operations and support	5,775	3,399	16,417	12,464	11,654
Selling	12,409	6,084	33,815	16,892	12,671
Marketing	17,606	11,099	56,122	30,237	16,114
Technology	3,127	1,843	9,109	6,270	5,062
General and administrative	5,171	3,904	18,740	16,302	8,699
Operating loss	(12,994)	(8,701)	(44,160)	(23,126)	(8,600)
Interest expense	456	935	3,004	3,966	3,381
Loss on debt extinguishment			1,830
Loss before income taxes	(13,450)	(9,636)	(48,994)	(27,092)	(11,981)
Income tax expense			43	154
Net loss	$ (13,450)	$ (9,636)	$ (49,037)	$ (27,246)	$ (11,981)
Net loss per common share—basic and diluted (in Dollars per share)	$ (0.24)	$ (0.34)	$ (1.6)	$ (0.99)	$ (0.45)
Weighted average number of common shares outstanding—basic and diluted (in Shares)	56,963,649	28,346,204	30,655,532	27,603,927	26,666,918

Consolidated Statements of Stockholders' and Members' Equity (Deficit) (USD $) In Thousands	Member Contributions [Member]	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008	$ 53,518					$ (78,196)	$ (24,678)
Net loss						(11,981)	(11,981)
Class B vesting	76						76
Issuance of warrants	315						315
Balance at Dec. 31, 2009	53,909					(90,177)	(36,268)
Net loss						(27,246)	(27,246)
Sale of preferred stock, net of costs				23,875			23,875
Distribution to stockholders	(60)			(36)			(96)
Repurchase of stock					(1,822)		(1,822)
Stock-based compensation	93			6,633			6,726
Issuance of warrants				1,074			1,074
Reorganization (Note 1)	(53,942)	2	33	53,907
Balance at Dec. 31, 2010		2	33	85,453	(1,822)	(117,423)	(33,757)
Net loss						(49,037)	(49,037)
Sale of preferred stock, net of costs		1		57,922			57,923
Preferred stock conversion		(3)	3
Issuance of common stock, net of costs			29	88,536			88,565
Repurchase of stock					(21,897)		(21,897)
Stock-based compensation				3,842			3,842
Issuance of warrants				197			197
Balance at Dec. 31, 2011			$ 65	$ 235,950	$ (23,719)	$ (166,460)	$ 45,836

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (13,450)	$ (9,636)	$ (49,037)	$ (27,246)	$ (11,981)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	529	370	1,660	1,378	1,517
Deferred income taxes			4	154
Accrued interest due on debt maturity date		261	625	1,226	716
Amortization of debt discount and deferred financing fees	65	188	596	615	283
Noncash compensation expense	680	593	3,842	6,699	76
Noncash loss on debt extinguishment			1,075
Changes in certain assets:
Accounts receivable	(1,293)	(304)	(1,275)	(662)	(440)
Prepaid expenses and other current assets	(3,754)	(1,387)	(6,068)	(1,688)	(106)
Changes in certain liabilities:
Accounts payable	(2,462)	(1,951)	2,089	718	864
Accrued liabilities	13,316	6,795	4,497	2,490	120
Accrued interest on long-term debt			(2,668)
Net cash used in operating activities	(2,270)	(3,323)	(33,135)	(11,079)	(5,306)
Investing activities
Restricted cash	250			(150)	850
Property and equipment	(1,318)	(617)	(3,085)	(629)	(449)
Data acquisition costs	(715)	(167)	(1,191)	(789)	(576)
Net cash used in investing activities	(1,783)	(784)	(4,276)	(1,568)	(175)
Financing activities
Borrowings under lines of credit			10,000
Payments under lines of credit			(10,000)
Principal payments on long-term debt		(1,782)	(21,797)	(2,036)	(168)
Proceeds from long-term debt			15,000
Proceeds from exercise of stock options	16
Payments on capital lease obligations		(12)	(41)	(81)	(107)
Purchases of treasury stock			(21,897)	(1,822)
Distributions to stockholders				(96)
Cash paid for financing costs			(944)		(14)
Proceeds from initial public stock offering, net of fees			88,565
Sale of preferred stock, net of costs		51,592	57,923	23,875
Net cash provided by (used in) financing activities	16	49,798	116,809	19,840	(289)
Net increase (decrease) in cash	(4,037)	45,691	79,398	7,193	(5,770)
Cash and cash equivalents, beginning of period	88,607	9,209	9,209	2,016	7,786
Cash and cash equivalents, end of period	84,570	54,900	88,607	9,209	2,016
Supplemental cash flow disclosures
Cash paid for interest			4,899	2,057	2,393
Deferred advertising revenue [Member]
Changes in certain liabilities:
Deferred revenue	2,791	1,443	5,433	1,859	1,729
Deferred membership revenue [Member]
Changes in certain liabilities:
Deferred revenue	$ 1,308	$ 305	$ 6,092	$ 3,378	$ 1,916

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Text Block]
1. Summary of Significant Accounting Policies

Nature of Operations and Reorganization

Angie’s List, Inc. (collectively with its wholly owned subsidiaries, the Company) operates a consumer-driven service for its members to research, hire, rate and review local professionals for critical needs, such as home, health care and automotive services. Ratings and reviews, which are available only to the Company’s members, help its members to find the best provider for their local service needs. Membership subscriptions are sold on a monthly, annual and multi-year basis. The consumer rating network “Angie’s List” is maintained and updated based on member feedback. The Company also sells advertising in its monthly publication, on its website, and through its call center to service providers that meet certain rating criteria. The Company’s services are provided in metropolitan areas located across the continental United States.

The accompanying unaudited Consolidated Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities Exchange Act of 1934. Accordingly, they do not include all of the information and footnotes necessary for fair presentation of financial position, results of operations and cash flows in conformity with U.S. generally accepted accounting principles. Operating results from interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole. The Company is subject to seasonal patterns that generally affect its business. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates, but management does not believe such differences will materially affect Angie’s List, Inc.’s financial position or results of operations. The Consolidated Financial Statements reflect all adjustments considered, in the opinion of management, necessary to fairly present the results for the periods. Such adjustments are of a normal recurring nature.

For further information, including the Company’s significant accounting policies, refer to the audited Consolidated Financial Statements and the notes thereto for the year ended December 31, 2011. As used herein, the terms “Angie’s List”, “Company”, “we”, “our” and “us” mean Angie’s List, Inc. and its consolidated subsidiaries.

Operating segments are defined as components of an enterprise engaging in business activities for which discrete financial information is available and regularly reviewed by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one operating segment.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Revenue Recognition and Deferred Revenue

The Company recognizes revenue when all of the following conditions are met: there is persuasive evidence of an arrangement; the service has been provided to the customer; the collection of the fees is reasonably assured; and the amount of fees to be paid by the customer is fixed or determinable.

Membership Revenue

Revenue from the sale of membership subscriptions is recognized ratably over the term of the associated subscription.

At the time a member joins, the Company may receive a one-time nonrefundable enrollment fee. Enrollment fees are deferred and recognized on a straight-line basis over an estimated average membership life of 68 months for annual or multi-year members and 12 months for monthly members, which is based on historical membership experience. The Company reviews the estimated average membership life on an annual basis, or more frequently if circumstances change. Changes in member behavior, performance, competition, and economic conditions may cause attrition levels to change, which could impact the estimated average membership life.

Service Provider Revenue

Revenue from the sale of advertising in the Company’s publication is recognized in the month in which the Company’s monthly publication is published and distributed. Revenue from the sale of website and call center advertising is recognized ratably over the time period the advertisements run. Revenue from e-commerce vouchers is recognized on a net basis when the voucher has been delivered to the purchaser.  During the three months ended March 31, 2011 and 2012 our e-commerce revenue was $661 and $3,771 of total service provider revenue, respectively.

1. Summary of Significant Accounting Policies

Nature of Operations and Reorganization

Angie’s List, Inc. (collectively with its wholly owned subsidiaries, the Company) operates a consumer-driven service for its members to research, hire, rate and review local professionals for critical needs, such as home, health care and automotive services. Ratings and reviews, which are available only to the Company’s members, help its members to find the best provider for their local service needs. Membership subscriptions are sold on a monthly, annual and multi-year basis. The consumer rating network “Angie’s List” is maintained and updated based on member feedback. The Company also sells advertising in its monthly publication, on its website, and through its call center to service providers that meet certain rating criteria. The Company’s services are provided in metropolitan areas located across the continental United States.

Angie’s List, Inc. was formed as a Delaware corporation effective April 23, 2010, for the purpose of reorganizing the structure of Brownstone Publishing, LLC (Brownstone). Effective April 30, 2010, the unit holders of Brownstone contributed all of their units to Angie’s List, Inc. in return for shares of common and preferred stock. Brownstone had certain debt and warrants outstanding which were assumed by Angie’s List, Inc., including the note payable and subordinated note payable discussed in Note 7. Certain warrants were converted to common shares and new warrants were issued, as discussed in Note 15.

Operating segments are defined as components of an enterprise engaging in business activities for which discrete financial information is available and regularly reviewed by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one operating segment.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company has evaluated subsequent events through the date these consolidated financial statements were issued.

Estimates

Management uses estimates and assumptions in preparing consolidated financial statements in accordance with accounting principles generally accepted in the United States. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenue and expenses. Actual results could vary from the estimates that were used.

Common Stock Split

On October 31, 2011, the Company effected an eight-for-one split of its common stock by way of a stock dividend. As a result of the stock split, holders of the Company’s common stock received seven additional shares of common stock for every share held on such date, and a proportionate adjustment was made to the applicable conversion prices for each share of the Company’s outstanding convertible preferred stock (see Note 11). All share and per share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this stock split and the adjustment of the convertible preferred stock conversion prices.

Revenue Recognition and Deferred Revenue

The Company recognizes revenue when all of the following conditions are met: there is persuasive evidence of an arrangement; the service has been provided to the customer; the collection of the fees is reasonably assured; and the amount of fees to be paid by the customer is fixed or determinable.

Membership Revenue

Revenue from the sale of membership subscriptions is recognized ratably over the term of the associated subscription.

At the time a member joins, the Company may receive a one-time nonrefundable enrollment fee. Enrollment fees are deferred and recognized on a straight-line basis over an estimated average membership life of 60 months for annual or multi-year members and 13 months for monthly members, which is based on historical membership experience. The Company reviews the estimated average membership life on an annual basis, or more frequently if circumstances change. Changes in member behavior, performance, competition, and economic conditions may cause attrition levels to change, which could impact the estimated average membership life.

Service Provider Revenue

Revenue from the sale of advertising in the Company’s publication is recognized in the month in which the Company’s monthly publication is published and distributed. Revenue from the sale of website and call center advertising is recognized ratably over the time period the advertisements run.

Deferred Revenue

Deferred revenue includes the unamortized portion of revenue associated with membership and advertising fees for which the Company has received payment in advance of services or advertising to be provided.

Cash and Cash Equivalents

The Company maintains its cash in bank deposit accounts and certificates of deposit with contractual maturities of three months or less, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts.

Restricted Cash

Restricted cash relates to monies held in reserve at institutions pursuant to credit card processing agreements. The restricted cash is not available for operating activities.

Accounts Receivable

Accounts receivable are stated at the amount billed to service providers, less an estimated allowance for doubtful accounts. The Company performs ongoing credit evaluations and generally requires no collateral from service providers. Management reviews individual accounts as they become past due to determine collectability. The allowance for doubtful accounts is adjusted periodically based on management’s consideration of past due accounts. Individual accounts are charged against the allowance when all reasonable collection efforts have been exhausted.

Property and Equipment

Property and equipment, including assets from capital leases, are stated at cost and are depreciated over the estimated useful life of each asset. The Company’s estimated lives for property and equipment range from 3 to 10 years. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the improvements. Depreciation is computed using the straight-line method. Repairs and routine maintenance are charged to expense as incurred.

Data Acquisition Costs

Data acquisition costs consist of external costs related to acquiring consumer reports on service providers. These reports are used by the Company to provide its members with feedback on service providers. Amortization is computed using the straight-line method over the period which the information is expected to benefit the Company’s members, which is estimated to be three years. The capitalized costs are included in intangible assets on the balance sheet and the amortized expense is reflected within operation and support expenses in the consolidated statements of operations.

Long-Lived Assets

Long-lived assets, including property and equipment and amortizable intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amount to future net undiscounted cash flows expected to be generated by the related asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount exceeds the fair market value of the assets. To date, there have been no adjustments to the respective carrying values.

Goodwill

Goodwill is not amortized but is tested for impairment annually during the fourth quarter, and more frequently whenever an event occurs or circumstances indicate the carrying amount may be impaired. If the estimated fair value of goodwill is lower than its carrying amount, a goodwill impairment is indicated and goodwill is written down to its estimated fair value. To date, there has been no impairment of goodwill.

Sales Commissions

Commissions expense from the sale of service provider advertisements is recognized ratably over the term of the associated advertisement. The Company defers the recognition of commission expense until such time as the revenue related to the customer contract for which the commission was paid is recognized. Deferred commissions for each contract are amortized to expense in a manner consistent with how revenue is recognized for such contract, resulting in straight-line recognition of expense over the contractual term. Unamortized commission expense of $10,486, and $5,301, as of December 31, 2011 and 2010, respectively, is included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

Deferred Financing Fees

In November 2009, the Company refinanced its senior debt with the lender, resulting in financing costs of $328, which were being amortized into interest expense over the amended term of the credit agreement. In April 2010, the Company refinanced its senior debt with the lender in connection with its reorganization, resulting in financing costs of $1,074, which were being amortized into interest expense over the remaining term of the credit agreement. In August 2011, in connection with its entry into a loan and security agreement, the Company incurred certain costs associated with these financing activities of $944, which are being amortized into interest expense over the term of the credit facility. Deferred financing fees, net of accumulated amortization, totaled $1,426 $866 and $866 at December 31, 2010 and 2011, respectively. Amortization expense of $201, $533, and $524 are included in interest expense in the consolidated statements of operations for the fiscal years ended December 31, 2009, 2010, and 2011, respectively. In connection with the extinguishment of its senior and subordinated loan agreements in August 2011, the Company expensed the unamortized portion of deferred financing fees associated with these loan agreements, which are included in the loss on debt extinguishment.

Income Taxes

Prior to April 30, 2010, the Company was a limited liability corporation (LLC) and elected to be treated as a partnership for income tax purposes. Therefore, the Company was not subject to federal and state income taxes for 2008 and 2009 (subject to exception in a limited number of state and local jurisdictions that did not recognize the LLC status). The Company reorganized and on April 30, 2010, the Company became subject to corporate-level federal and state income taxes at prevailing corporate rates. As a result of this conversion, the Company accounts for income taxes and the related accounts using the liability method in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 740, Income Taxes. Under this method, the Company accrues income taxes payable or refundable and recognizes deferred tax assets and liabilities based on differences between the book and tax basis of assets and liabilities. The Company measures deferred tax assets and liabilities using enacted rates in effect for the years in which the differences are expected to reverse, and recognizes the effect of a change in enacted rates in the period of enactment. After determining the total amount of deferred tax assets, the Company determines whether it is more likely than not that some portion of the deferred tax assets will not be realized. If the Company determines that a deferred tax asset is not likely to be realized, a valuation allowance will be established against that asset to record it at its expected realizable value.

The Company establishes assets and liabilities for uncertain positions taken or expected to be taken in income tax returns using a more-likely-than-not recognition threshold. The Company includes in income tax expense any interest and penalties related to uncertain tax positions.

Marketing Expense

Marketing expense consists of national television, radio and print, as well as online, advertising. The Company expenses all advertising costs as incurred.

Stock-Based Compensation

The Company accounts for stock-based compensation using the fair value recognition provisions of ASC 718, Stock Compensation. For its awards of restricted stock, stock options, and profits interest, the Company recognizes stock-based compensation expense in an amount equal to the fair market value on the grant date of the respective award. The Company recognizes this expense, net of estimated forfeitures, on a straight-line basis over the requisite service period.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, other current assets, accounts payable, accrued expenses, and notes payable approximate their fair values because of the short maturity of these instruments. The carrying amount of the term loan approximates its fair value because this borrowing bears interest at a variable (market) rate.

Sales and Use Tax

Sales and use tax expenses are included within operations and support in the consolidated statements of operations. The Company does not separately collect sales and use taxes from its members.

Recent Accounting Pronouncements

In January 2010, the FASB issued additional guidance that improves disclosure about fair value measures that were originally required. The new guidance is effective for interim and annual periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those years. The adoption of this guidance did not have an impact on the Company’s financial position or results of operations.

In September 2011, the FASB issued Accounting Standards Update 2011-08 (“ASU 2011-08”), “Testing Goodwill for Impairment,” which amends Accounting Standards Codification 350, “Intangibles—Goodwill and Other” (“ASC 350”). The amended guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC 350. The guidance provided in ASU 2011-08 is effective for annual and interim periods beginning after December 15, 2011 with early adoption permitted. The Company adopted this standard on December 31, 2011. The adoption of this standard did not have a significant effect on our consolidated financial statements.

Net Loss Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Earnings Per Share [Text Block]
2. Net Loss Per Common Share

Basic and diluted net loss per common share is computed by dividing consolidated net loss by the weighted average number of common shares outstanding for the period.

The following potential dilutive equity securities are not included in the diluted net loss per common share calculation because they would have had an antidilutive effect:

	March 31, 2011	March 31, 2012
Stock options	259,288	2,850,358
Restricted stock	236,776	—
Preferred shares(1)	22,593,672	—
Warrants	272,304	88,240

(1)	Preferred stock is presented on an as converted basis to reflect the applicable conversion ratio of one-to-eight.

2. Net Loss Per Common Share

Basic and diluted net loss per common share is computed by dividing consolidated net loss by the weighted average number of common shares outstanding for the period. The weighted average number of common shares for all periods prior to April 30, 2010 is based on member units assuming conversion to common stock at the applicable ratios effective upon reorganization on April 30, 2010.

The following potential dilutive equity securities are not included in the diluted net loss per common share calculation because they would have had an antidilutive effect:

	December 31, 2010	December 31, 2011
Stock options	160,000	2,814,888
Restricted stock	357,816	—
Preferred shares(1)	16,531,880	—
Warrants	272,304	360,544

(1)	Preferred stock is presented on an as converted basis to reflect the applicable conversion ratio of one-to-eight.

Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Other Assets Disclosure [Text Block]
3. Prepaid and other current assets

Prepaid expenses and other current assets were comprised of the following:

	December 31, 2011	March 31, 2012
Prepaid and deferred commissions	$10,486	$13,843
Other	1,349	1,746
Total prepaid expenses and other current assets	$11,835	$15,589

3. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets were comprised of the following:

	December 31,
	2010	2011
Prepaid and deferred commissions	$5,301	$10,486
Other	402	1,349
Total prepaid expenses and other current assets	$5,703	$11,835

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
4. Property and Equipment

Property and equipment was comprised of the following:

	December 31,
	2010	2011
Furniture and equipment	$2,795	$4,490
Software	659	1,044
Leasehold improvements	786	917
	4,240	6,451
Less accumulated depreciation	(2,563)	(2,568)
	$1,677	$3,883

Depreciation expense for the years ended December 31, 2009, 2010, and 2011, was $675, $682, and $879, respectively.

Amortizable Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets Disclosure [Text Block]
5. Amortizable Intangible Assets

The Company has certain amortizable intangible assets consisting of data acquisition costs and an acquired member list. Amortization is computed using the straight-line method over the estimated lives of the assets, which approximates 36 months. Amortizable intangible assets at December 31 are as follows:

	Cost	Accumulated Amortization	Net	Weighted- Average Remaining Useful Life
2010
Data acquisition costs	$1,992	$858	$1,134	2.0
Member list	782	771	11	0.1
	$2,774	$1,629	$1,145
2011
Data acquisition costs	$2,572	$1,017	$1,555	1.7

Amortization expense for the years ended December 31, 2009, 2010, and 2011, was $842, $696, and $781, respectively. The estimated amortization expense related to amortizable intangible assets at December 31, 2011, for each of the next five years is as follows: $768 in 2012, $563 in 2013, $224 in 2014 and none in 2015 or 2016.

Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
4. Accrued liabilities

Accrued liabilities were comprised of the following:

	December 31, 2011	March 31, 2012
Accrued sales commissions	$3,609	$5,383
Sales and use tax	1,430	1,495
Accrued compensation	2,293	3,028
Uninvoiced accounts payable	1,646	10,112
Other	1,554	3,830
Total accrued liabilities	$10,532	$23,848

6. Accrued Liabilities

Accrued liabilities were comprised of the following:

	December 31,
	2010	2011
Accrued sales commissions	$1,938	$3,609
Sales and use tax	1,550	1,430
Accrued compensation	1,026	2,293
Uninvoiced accounts payable	1,297	1,646
Other	225	1,554
Total accrued liabilities	$6,036	$10,532

Debt and Credit Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt Disclosure [Text Block]
5. Debt and Credit Arrangements

On August 31, 2011, the Company entered into a loan and security agreement that provides for a $15,000 term loan and a $15,000 revolving credit facility. As of March 31, 2012 and December 31, 2011, the Company had $15,000 in outstanding borrowings under the term loan and available credit of $15,000 under the revolving credit facility.

The loan and security agreement contains various restrictive covenants, including restrictions on the Company’s ability to dispose of assets, make acquisitions or investments, incur debt or liens, make distributions to stockholders or enter into certain types of related party transactions. The Company is also required to comply with certain financial covenants, including a minimum asset coverage ratio, and non-financial covenants.  Upon an event of default, which includes a material adverse change, the lenders may accelerate amounts outstanding, terminate the agreement and foreclose on all collateral. The Company was in compliance with all financial and non-financial covenants at March 31, 2012 and December 31, 2011.

7. Debt and Credit Arrangements

Debt was comprised of the following:

	December 31,
	2010	2011
Term loan	$—	$15,000
Note payable	15,797	—
Accrued interest related to note payable	2,043	—
Unsecured subordinated note payable	6,000	—
Capital leases	41	—
Debt discount on note payable	(151)	—
Debt discount on term loan	—	(180)
	23,730	14,820
Less current maturities	(7,267)	—
Total long-term debt, including accrued interest	$16,463	$14,820

On August 31, 2011, the Company entered into a loan and security agreement that provides for a $15,000 term loan and a $15,000 revolving credit facility. A portion of the revolving credit facility is available for letters of credit and corporate credit cards. The term loan bears interest at a per annum rate equal to the greater of (i) the current cash interest rate of LIBOR plus 10% or (ii) 10.5%, and requires monthly interest-only payments until maturity in August 2015. The revolving credit facility requires monthly interest-only payments on advances, which bear interest at a per annum rate equal to LIBOR plus 5%. In addition, when less than 50% of the revolving credit facility is drawn, the Company is required to pay a non-usage charge of 0.50% per annum of the average unused portion of the credit facility. The term loan provides for penalties for early prepayment. The term loan and revolving credit facility provide for additional interest upon an event of default and are secured by substantially all of the Company’s assets. In connection with entering into the loan and security agreement, the Company issued a convertible warrant to purchase 88,240 shares of common stock to one of the lenders. The fair value of this warrant was recorded as a discount to the term loan, with the amount of the discount being amortized as interest expense through the loan’s maturity. As of December 31, 2011, the Company had $15,000 in outstanding borrowings under the term loan and available credit of $15,000 under the revolving credit facility.

The loan and security agreement contains various restrictive covenants, including restrictions on the Company’s ability to dispose of assets, make acquisitions or investments, incur debt or liens, make distributions to stockholders or enter into certain types of related party transactions. The Company is also required to comply with certain financial covenants, including a minimum asset coverage ratio, and non-financial covenants.  Upon an event of default, which includes a material adverse change, the lenders may accelerate amounts outstanding, terminate the agreement and foreclose on all collateral. The Company was in compliance with all financial and non-financial covenants at December 31, 2011.

On November 1, 2009, the Company entered into an amended and restated note payable with a minority stockholder for $18,000, which bore interest at 6.71% and required monthly installments of $183, including interest, from November 2009 through October 2010; and $675, including interest, from November 2010 through maturity in January 2013. The note was secured by substantially all of the Company’s assets. The note also required a payment due on the maturity date of $3,200 in additional interest, which was being accrued using the effective interest method. At December 31, 2010, the total amount accrued related to this payment was $2,043, which is included in the long-term debt balance. In connection with the note payable, the Company issued certain common stock warrants (see Note 15). The fair value of these warrants has been recorded as a discount to the note payable, with $151 remaining to be amortized as interest expense as of December 31, 2010.

On November 26, 2008, the Company entered into an unsecured subordinated note payable with a minority stockholder for $6,000, which bore interest at 12% per annum and was set to mature in November 2013. In addition, incremental interest is computed at 4.25% per annum, accruing monthly, and payable monthly or, at the option of the Company, deferred and added to the outstanding principal balance. All principal and remaining interest were due upon maturity.

On August 31, 2011, the Company repaid in full the outstanding balance of $14,178, including additional interest of $3,200 ($2,668 of which had been accrued as of August 31, 2011), and prepayment penalties in the amount of $220 under the prior note payable and terminated the related amended and restated loan and security agreement. On the same date, the Company also paid $6,087 to the holders of the senior subordinated note in satisfaction of the principal, interest and other fees due thereunder. The prepayment penalties, unaccrued additional interest and other fees are included in the loss on debt extinguishment within the consolidated statement of operations for 2011.

The Company has entered into various capital leases, which were payable in monthly installments, with interest imputed at rates ranging from 12.165% to 15.566%. At December 31, 2011, there were no outstanding obligations under capital leases. Property and equipment include $88 of property under capital leases at December 31, 2010.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
6. Commitments and Contingencies

Legal Matters

From time to time, the Company may become party to litigation incident to the ordinary course of business. The Company assesses the likelihood of any adverse judgments or outcomes with respect to these matters and determines loss contingency assessments on a gross basis after assessing the probability of incurrence of a loss and whether a loss is reasonably estimable. In addition, the Company considers other relevant factors that could impact its ability to reasonably estimate a loss. A determination of the amount of reserves required, if any, for these contingencies is made after analyzing each matter. The Company’s reserves may change in the future due to new developments or changes in strategy in handling these matters. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these matters will not have a material adverse effect on its business, consolidated financial position, results of operations, or cash flows. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources, and other factors.

8. Commitments and Contingencies

Operating Leases

The Company has several long-term noncancellable operating leases for offices, parking lots, and equipment that expire in various years through 2015. These leases generally contain renewal options for periods ranging from three to five years and require the Company to pay all executory costs (property taxes, maintenance, and insurance). Rental payments include minimum rentals.

The leases for office space and parking lots are with an entity majority owned by the Company’s Chief Executive Officer, as discussed in Note 16. These lease agreements have terms of 60 months.

Future minimum lease payments required under long-term noncancellable operating leases at December 31, 2011, were:

	Unrelated Lessors	Related Parties	Total
Payable in
2012	$45	$1,041	$1,086
2013	45	1,018	1,063
2014	23	170	193
2015	4	—	4
	$117	$2,229	$2,346

Rental expense for all operating leases totaled $725, $726, and $915, and in 2009, 2010, and 2011, respectively.

Legal Matters

From time to time, the Company may become party to litigation incident to the ordinary course of business. The Company assesses the likelihood of any adverse judgments or outcomes with respect to these matters and determines loss contingency assessments on a gross basis after assessing the probability of incurrence of a loss and whether a loss is reasonably estimable. In addition, the Company considers other relevant factors that could impact its ability to reasonably estimate a loss. A determination of the amount of reserves required, if any, for these contingencies is made after analyzing each matter. The Company’s reserves may change in the future due to new developments or changes in strategy in handling these matters. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these matters will not have a material adverse effect on its business, consolidated financial position, results of operations, or cash flows. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources, and other factors.

Profit-Sharing Plan	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Text Block]
9. Profit-Sharing Plan

The Company sponsors a 401(k) profit-sharing plan (the Plan) covering substantially all of its personnel. The Company’s contributions to the Plan are discretionary. The Company contributed 3% for all eligible personnel, which totaled $437, $562, and $745 in 2009, 2010, and 2011, respectively.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
10. Stock-Based Compensation

In April 2010, the Company adopted an Omnibus Incentive Plan (the Incentive Plan) in order to provide an incentive to certain executive officers, personnel, and directors. The plan was amended and restated effective August 2011 increasing the number of shares issuable to 5,090,496. As of December 31, 2011, there were 3,938,168 shares of common stock reserved under the Incentive Plan, of which 1,123,280 shares remained available for future grants.

Prior to April 30, 2010, the Company had two fixed option plans under which the Company granted options to its personnel to purchase membership units that vested over a period of time. All options outstanding under these plans were fully vested at April 30, 2010.

Stock and Member Unit Options

The exercise price of stock and member unit options granted is generally equal to the fair market value of the underlying stock on the grant date. The contractual terms for options expire ten years from the grant date and generally vest over a three or four-year period. The fair value of options on the date of grant is amortized on a straight-line basis over the requisite service period.

In connection with the contribution of all member units to the Company on April 30, 2010, all outstanding member unit options were cancelled. A summary of stock and member option activity, including options for member units prior to contribution and conversion, under the plans as of December 31, 2010 and 2011, and changes during the periods then ended are as follows:

	Number of Shares	Weighted- Average Price/Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In Years)
Outstanding at December 31, 2009	518,400	$0.23
Granted	276,800	4.51
Exercised	(116,800)	(0.23)
Cancelled	(518,400)	(0.23)
Outstanding at December 31, 2010	160,000	$7.63	9.75	$0
Granted	2,666,888	8.65
Exercised	—	—
Cancelled	(12,000)	(7.63)
Outstanding at December 31, 2011	2,814,888	$8.60	9.52	$21,122

	Number of Shares	Weighted- Average Price/Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In Years)
Vested and Exercisable at December 31, 2010	—	$—	—	$0
Unvested at December 31, 2010	160,000	7.63	9.75
Vested and Exercisable at December 31, 2011	211,375	8.53	9.50	$1,601
Unvested at December 31, 2011	2,603,513	8.62	9.53

As of December 31, 2010, all outstanding options had an exercise price of $7.63. The following table summarizes information about the stock options outstanding as of December 31, 2011:

			Exercisable
Range of Exercise	Number of Shares Outstanding	Weighted Average Remaining Contractual Term	Number of Shares	Weighted-Average Remaining Contractual Term
$7.63	247,288	8.90	48,840	8.76
$8.50	2,074,496	9.51	157,050	9.48
$9.49	493,104	9.80	5,485	9.80

The fair value of the stock and member unit option grants under the plans was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions (no options were granted during 2009):

Year of Grant	Risk-free Interest Rate	Dividend Yield	Expected Term	Volatility Factor
			(In Years)
2010	0.62%	0%	4.0	37.0%
2011	1.26%	0%	4.7	50.0%

Expected volatility is based on historical volatilities for publicly traded common stock of comparable companies over the estimated expected life of the stock options. The expected term represents the period of time the stock options are expected to be outstanding. The risk-free interest rate is based on yields of U.S. Treasury securities with a maturity similar to the estimated expected term of the stock options.

The weighted-average grant date fair value of options granted during 2010 and 2011 was $4.38 and $3.71 per share, respectively. No options were granted during 2009. The total intrinsic value of options exercised during 2009 and 2010 was $0 and $849, respectively. There were no options exercised in 2011. The Company recognized compensation expense of $0, $849, and $1,673 in the consolidated statements of operations related to stock and member unit options in 2009, 2010, and 2011, respectively. As of December 31, 2011, total compensation expense related to non-vested options not yet recognized was $7,114 which will be recognized over the remaining weighted-average life of the awards.

Restricted Stock

The restricted stock granted vests over various periods in accordance with the respective grant agreement. The fair value of restricted stock on the date of grant is amortized on a straight-line basis over the requisite vesting period, with the amount of compensation expense recognized at any date at least equal to the portion of the grant date value of the award that is vested at that date.

A summary of restricted stock (units) activity is as follows:

	Number of Shares (Units)	Weighted- Average Price / Share (Unit)	Average Remaining Life
			(In Years)
Outstanding at December 31, 2009	—	$—
Granted	1,106,248	7.41
Vested and issued	(687,888)	7.56
Cancelled	(60,544)	4.41
Outstanding at December 31, 2010	357,816	7.63	1.02
Granted	—
Vested and issued	(357,816)	7.63
Cancelled	—
Outstanding at December 31, 2011	—	—	—

There were no restricted stock grants during 2009.

The Company recognized compensation expense of $5,790 and $2,169 in the consolidated statement of operations related to restricted stock in 2010 and 2011, respectively.

Profits Interest Plan

Prior to 2010, the Company issued Class B member units representing profits interest units to certain key personnel and members under a Profits Interest Plan. These units, when vested, had voting rights and typically vested immediately or over a three to five year period unless a change in control of the Company occurred, as defined in the agreement. If a Class B unit holder left the Company, these units could be repurchased by the Company at or below their fair market value, as determined by the Company’s Board of Managers.

At December 31, 2009, there were 427,514 Class B member units authorized, 349,129 units issued and 236,067 units outstanding. At December 31, 2009, there were 113,062 non-vested Class B member units, of which 81,241 vested prior to the reorganization of the Company on April 30, 2010. Vested Class B member units were converted into common shares upon the Company’s reorganization and the remaining non-vested units were cancelled.

The fair value of the Class B units granted under the Profits Interest Plan was estimated at the date of grant using the Black-Scholes option-pricing model.

The estimated fair value of the Class B unit grants issued to members was amortized to expense over the requisite vesting period. The Company recorded compensation expense of $60 related to the Profits Interest Plan in 2010.

Convertible Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock [Text Block]
11. Convertible Preferred Stock

The Company has authorized and issued shares of convertible preferred stock as of December 31, 2010, as follows:

Convertible Preferred Stock	Authorized	Issued	Outstanding
Series A	763,397	763,397	559,261
Series B	1,136,438	1,136,438	1,136,438
Series C	889,884	370,786	370,786

On March 15, 2011 and May 17, 2011, the Company issued 757,724 and 90,486 shares of Series D preferred stock for $53,600 and $6,400, respectively.

Each share of preferred stock was convertible, at the option of the holder, to common stock on a one-to-one basis, unless additional common shares have been issued by the Company (exclusive of shares issued to satisfy outstanding options, declared dividends or splits, or certain approved issuances to financial institutions or investors pursuant to a debt financing), at which point a defined conversion formula shall be utilized to identify the appropriate conversion ratio. During August 2011, the preferred stockholders agreed via written consent of (1) the holders of at least 70% of the outstanding shares of Series D preferred stock, (2) the holders of at least 80% of the outstanding shares of Series C preferred stock, (3) the holders of at least a supermajority, as defined in the Amended and Restated Certificate of Incorporation, of the holders of the outstanding shares of Series B preferred stock, and (4) the holders of at least a supermajority of the outstanding shares of Series A preferred stock that each share of preferred stock shall be mandatorily converted to common stock immediately prior to the completion of a firm-commitment underwritten initial public offering if the share price is at least $70.74, as adjusted for stock splits and other adjustments. The Series A, B, C, and D convertible preferred stock are not subject to mandatory redemption outside the control of the Company.

On October 31, 2011, the Company effected an eight-for-one split of its common stock by way of a stock dividend declared. As a result of the stock split, holders of the Company’s common stock received seven additional shares of common stock for every share held on such date, and a proportionate adjustment was made to the applicable conversion prices for each share of the Company’s outstanding convertible preferred stock, resulting in a conversion ratio of one-to-eight. As a result of the initial public offering of stock at a price greater than the pre-split adjusted price of $70.74, all preferred shares were converted to common shares on November 17, 2011.

Treasury Stock	12 Months Ended
Dec. 31, 2011
Treasury Stock [Text Block]
12. Treasury Stock

In April 2011, the Company repurchased 1,940,744 shares of common stock for $16,496. Prior to the repurchase, a certain stockholder converted 14,096 shares of Series B and 29,663 shares of Series C preferred shares into common stock. Additionally, in June 2011, the Company repurchased 635,288 shares of common stock for $5,400. In December 2010, the Company repurchased 238,936 shares of common stock for $1,822.

The Company has 8,558,712 shares of its common stock in treasury stock as of December 31, 2011. Of these shares, the Company’s wholly-owned subsidiary holds 5,743,744 shares of common stock.

Member Units	12 Months Ended
Dec. 31, 2011
Member Units [Text Block]
13. Member Units

Brownstone had issued ownership interests to its investors in the form of member units. Each unit entitled the member to equal governance and voting rights. Allocations of net profits or losses varied by membership class, as stated in the Company’s operating agreement. The Class D and E members were protected from further dilution. The personal liability of each member was limited to the amount of the member’s capital contribution less any distributions. These member units were converted to common and preferred stock upon conversion to a C corporation on April 30, 2010.

At December 31, 2009, there were the following units authorized, issued, and outstanding:

Unit Class	Authorized	Issued	Outstanding
Class A	3,518,009	2,427,001	2,427,001
Class B	427,514	349,129	236,067
Class C	693,390	693,390	693,390
Class D	559,261	559,261	559,261
Class E	1,136,438	1,136,438	1,136,438

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
14. Income Taxes

Prior to April 30, 2010, the Company was an LLC and was treated as a partnership for income tax purposes. Therefore the Company was not subject to federal and state income taxes. On April 30, 2010, the Company reorganized and became a “C” corporation subject to corporate-level federal and state income taxes at prevailing corporate rates. As a result of the conversion, on April 30, 2010, the Company recorded a net deferred tax asset, before valuation allowance, of $25,443.

Deferred tax assets and liabilities are determined based on the difference between the book and tax basis of assets and liabilities using enacted tax rates to be in effect during the year in which the basis differences reverse.

Because management believes that it is more likely than not that the Company will not realize the full amount of the net deferred tax assets, the Company has recorded a valuation allowance for the deferred tax assets as of December 31, 2010 and 2011, respectively.

The components of income tax expense are summarized as follows:

	2010	2011
Current:
U.S. federal	$—	$—
State	—	40
	—	40
Deferred:
U.S. federal	128	6
State	26	(3)
	154	3
Income tax expense	$154	$43

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the Company’s effective tax rate for the year ended December 31, 2010 and 2011 is as follows:

	2010	2011
U.S. federal income tax rate	34.0%	34.0%
State income taxes, net of federal benefit	6.8	5.6
Valuation allowance	(40.2)	(36.7)
Other	—	(2.8)
Effective income tax rate	0.6%	0.1%

Had the Company been a “C” Corporation for the year ended December 31, 2009, the unaudited pro forma adjustment for income tax expense at an assumed combined federal, state, and local effective income tax rate of 40%, which approximates the statutory tax rate for each period, would have been zero because management believes that it is more likely than not that the Company will not realize the full amount of its net deferred tax assets, and thus, a full valuation allowance would have been included in the pro forma tax provision.

Deferred tax assets and liabilities reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2010 and 2011, are as follows:

	2010	2011
Deferred tax assets:
Deferred revenue	$5,436	$13,847
Intangibles—other	15,655	14,313
Net operating loss carryforwards	14,156	27,317
Equity compensation	—	316
Other	1,030	1,027
Total deferred tax assets	36,277	56,820
Valuation allowance	(34,228)	(52,217)
Total net deferred tax assets	2,049	4,603

Deferred tax liabilities:
Prepaids	(1,624)	(4,227)
Equity compensation	(408)	—
Property and equipment	(17)	(376)
Goodwill	(154)	(158)
Total deferred tax liabilities	(2,203)	(4,761)
Total net deferred tax liability	$(154)	$(158)

As of December 31, 2011, the Company had net operating loss carryforwards for federal and state tax purposes of approximately $62,700 and $69,500, respectively. The federal net operating loss carryforwards will expire in future years beginning in 2027. The net operating losses may be subject to annual limitations of use under Internal Revenue Code Section 382. The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. Income tax returns for calendar 2007 to present are open for examination in the federal jurisdiction and in significant state jurisdictions.

A valuation allowance is provided when it is more likely than not that some portion of the deferred tax asset will not be realized. The Company does not benefit its deferred tax assets based on the deferred tax liabilities related to goodwill that are not expected to reverse during the carryforward period. Because this deferred tax liability would not reverse until some future indefinite period when the intangibles are either sold or impaired, any resulting temporary differences cannot be considered a source of future taxable income to support realization of the deferred tax assets.

At December 31, 2010 and 2011, the Company did not have any material unrecognized income tax benefits recorded in its consolidated balance sheets.

Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Warrants [Text Block]
7. Warrants

During 2010, the Company issued warrants to purchase 272,304 shares of common stock in connection with an amendment to its note payable. During the quarter ended March 31, 2012, the holder of these 272,304 warrants completed a net issuance exercise in accordance with the terms of the warrants, resulting in the issuance of 120,096 shares of common stock.

15. Warrants

During 2011, the Company issued warrants to purchase 88,240 shares of common stock in connection with its loan and security agreement. These warrants are exercisable at the fair market value as of the grant date for a period of seven years from the grant date. The grant date fair value of the warrants was $2.23 per share, using the Black-Scholes option-pricing model.

During 2010, the Company issued warrants to purchase 272,304 shares of common stock in connection with an amendment to its note payable. On March 7, 2012, the holder of these 272,304 warrants to purchase common stock completed a net issuance exercise in accordance with the terms of their agreement, resulting in the issuance of 120,096 shares of common stock. During 2008 and 2009, the Company issued warrants to purchase 61,884 and 25,785 Class A units, respectively. These warrants are exercisable at the fair market value of the Company’s common stock as of the grant date and are exercisable for a period of seven years from the grant date. The warrants were issued in 2009 and 2010 at prices of $26.18 and $8.43 per unit or share, respectively. The weighted average grant date fair value of warrants issued during 2009 and 2010 was $12.23 and $3.95 per unit or share, respectively, and were calculated using the Black-Scholes option-pricing model.

A summary of warrant activity is as follows:

	Warrants	Weighted- Average Exercise Price
Outstanding at December 31, 2009	87,669	$26.18
Issued	272,304	8.43
Exercised	—	—
Forfeited	—	—
Cancelled	—	—
Converted to common stock in connection with reorganization	(87,669)	26.18
Outstanding at December 31, 2010	272,304	$8.43
Issued	88,240	8.50
Outstanding at December 31, 2011	360,544	$8.45

In connection with the Company’s reorganization on April 30, 2010, warrants to purchase 87,669 units were converted into 429,048 shares of common stock. Outstanding warrants at December 31, 2010 and 2011, had a weighted-average remaining contractual life of 6.3 years and 5.7 years, respectively. All outstanding warrants are exercisable as of December 31, 2011.

Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
16. Related-Party Transactions

The Company is a party to agreements to lease office space and parking lots from an entity majority owned by its Chief Executive Officer. Rent expense and payments to this entity were $555, $660 and $856 for 2009, 2010 and 2011, respectively. The Company did not owe this entity any amounts as of December 31, 2010 and 2011.

At December 31, 2010, the lenders of the Company’s senior debt owned 429,048 shares of the Company’s common stock, respectively. At December 31, 2010, the lenders of the Company’s subordinated debt owned 279,408 shares of the Company’s common stock. Substantially all interest expense in 2011, 2010, and 2009 was a result of financing arrangements with these related parties. The outstanding balance of the senior debt and related accrued interest were paid in full during the year ended December 31, 2011.

In February 2009, the Company entered into a relationship with a vendor which provides email and transcription services. The vendor’s president and primary owner is an immediate family member of one of the Company’s officers. During 2010 and 2011, the Company paid $163 and $474, respectively, to this vendor for services provided. No formal contract exists between the Company and the vendor.

At December 31, 2010, the Company was owed approximately $64 by one of its stockholders. This amount was related to certain taxes incurred by the Company on behalf of the stockholder and is included in related-party receivables. The full amount was repaid in January 2011. There were no amounts receivable from stockholders as of December 31, 2011.

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Text Block]
17. Quarterly Financial Information (Unaudited)

The table below sets forth selected quarterly financial data for each of the last two fiscal years ($ in thousands, except per share data). Each of the quarters presented was thirteen weeks in duration.

	Fiscal Year Ended December 31, 2010
	First Quarter (unaudited)	Second Quarter (unaudited)	Third Quarter (unaudited)	Fourth Quarter (unaudited)
Total Revenue	$12,993	$14,480	$15,457	$16,109
Operating Loss	(3,115)	(5,756)	(7,026)	(7,229)
Net loss	(4,062)	(6,895)	(8,053)	(8,236)
Net loss per common share—basic and diluted	$(0.15)	$(0.25)	$(0.29)	$(0.30)

	Fiscal Year Ended December 31, 2011
	First Quarter (unaudited)	Second Quarter (unaudited)	Third Quarter (unaudited)	Fourth Quarter (unaudited)
Total Revenue	$17,628	$20,958	$24,008	$27,449
Operating Loss	(8,701)	(15,288)	(14,827)	(5,344)
Net loss	(9,636)	(16,160)	(17,369)	(5,872)
Net loss per common share—basic and diluted	$(0.34)	$(0.60)	$(0.66)	$(0.14)

Information in any one quarterly period should not be considered indicative of annual results due to the effects of seasonality on the Company’s business.

The 2011 information presented above includes a loss on debt extinguishment in the third quarter of $1,830 related to the refinancing of the Company’s debt obligations and $1,069 of non-cash stock-based compensation expense in the fourth quarter related to the immediate vesting of restricted stock units. The 2010 information presented above includes $5,757 of non-cash stock-based compensation expense in the fourth related to the grant of stock options and restricted stock units.